Fair Value of Pension Plan Assets, by Asset Category (Parenthetical) (Detail)	Mar. 31, 2013	Mar. 31, 2012
Japanese companies Equity Securities | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	12.00%	32.00%
Foreign companies Equity Securities | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	60.00%	21.00%
Japanese bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	86.00%	81.00%
Japanese bonds | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	9.00%	28.00%
Foreign bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	14.00%	19.00%
Foreign bonds | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	16.00%	12.00%